The Pinnacle Value Fund
A Series of Bertolet Capital Trust
1414 Sixth Ave. 900
New York, NY 10019
Shareholder Services (877) 369-3705 x 115 Toll Free
(440) 922-0066

Welcome to the Pinnacle Value Fund

Cusip Number: 085891109 **Ticker Symbol: PVFIX**

Data as of 11/21/2008

Daily Performance

	Price	Change	% Change
Pinnacle Value Fund	$12.31	0.02	0.16 %
Russell 2000*	$406.54	21.23	5.51 %
S&P 500 Index*	$800.03	47.59	6.32 %

Month to Date Performance

Pinnacle Value Fund	$12.31	-1.13	-8.41 %
Russell 2000*	$406.54	-107.64	-20.93 %
S&P 500 Index*	$800.03	-154.06	-16.15 %

Year to Date Performance

Pinnacle Value Fund	$12.31	-3.24	-20.84 %
Russell 2000*	$406.54	-365.22	-47.32 %
S&P 500 Index*	$800.03	-678.46	-45.89 %

* Return does not include reinvestment of dividends.

The Pinnacle Value Fund
A Series of Bertolet Capital Trust
1414 Sixth Ave. 900
New York, NY 10019
Shareholder Services (877) 369-3705 x 115 Toll Free
(440) 922-0066

About the Pinnacle Value Fund

Opened April 1, 2003 , the Pinnacle Value Fund (the Fund) is a diversified, SEC registered, open end mutual fund investing primarily in US based companies. The Fund seeks long term capital appreciation with income as a secondary objective. The Fund emphasizes a value style of investing and will invest in a diversified portfolio of securities issued by small and micro-cap companies which the Adviser believes are trading at significant discounts to underlying earnings power or asset value. The Fund is for long term investors who, after reading the Prospectus understand the risks and benefits of owning the Fund.

Fund Adviser is Bertolet Capital LLC, a Registered Investment Adviser.

The Portfolio Manager, John E. Deysher is responsible for supervising the Fund's daily investment activities. Mr. Deysher has over twenty years experience in the investment business. From 1990 until 2002, Mr. Deysher was a Portfolio Manager, Senior Analyst with Royce & Assoc., an investment firm specializing in small cap value securities and adviser to several mutual funds including the Pennsylvania Mutual Fund. He is a CPA and CFA (Chartered Financial Analyst).

Minimum investment:
Regular accounts: $2,500 initial, $100 subsequent
IRA accounts: $1,500 initial, $100 subsequent

The Fund is 100% no load with no redemption fees except for a 1% fee on redemption of shares within one year of purchase.

The Pinnacle Value Fund
A Series of Bertolet Capital Trust
1414 Sixth Ave. 900
New York, NY 10019
Shareholder Services (877) 369-3705 x 115 Toll Free
(440) 922-0066

Key Points of the Pinnacle Value Fund

- Research driven, security by security approach. Bottoms up, focuses on investment fundamentals, always starts with strong balance sheet and conservative accounting.
- Targets securities inexpensive on an absolute, not relative basis. Fund will employ a "buy and hold" strategy.
- Securities often neglected, overlooked or orphaned in marketplace, may trade under radar screen of large institutional investors.
- Downside risk always assessed before upside potential. Will attempt to buy with margin of safety to protect against loss of capital.

PORTFOLIO STRUCTURE

- Securities purchased will normally fall into one of three categories:

1. Convertible bonds and preferred stocks provide current income plus upside potential embedded in their convertibility.
2. Generals are deep discount common stocks that are available at very inexpensive prices and offer lots of value for price paid.
3. Special Situations/ Workouts offer superior appreciation potential dependent on corporate event like merger, reorganization, divestiture, spinoff or liquidation.

UNIQUE FUND FEATURES

1. Focus on specific asset class, small and micro-cap value where price inefficiencies may be high and competition low.
2. Disciplined in style & execution- no style drift or market cap creep.
3. Fund will close to new investors when assets reach a reasonable level so as not to dilute the quality of investment ideas.
4. Portfolio manager and family have substantial investment.

The Pinnacle Value Fund
A Series of Bertolet Capital Trust
1414 Sixth Ave. 900
New York, NY 10019
Shareholder Services (877) 369-3705 x 115 Toll Free
(440) 922-0066

The Pinnacle Value Fund Performance

Cusip Number: 085891109 **Ticker Symbol: PVFIX**

Data as of 11/21/2008

Daily Performance

	Price	Change	% Change
Pinnacle Value Fund	$12.31	0.02	0.16 %
Russell 2000*	$406.54	21.23	5.51 %
S&P 500 Index*	$800.03	47.59	6.32 %

Year to Date Performance

	Price	Change	% Change
Pinnacle Value Fund	$12.31	-3.26	-20.94 %
Russell 2000*	$406.54	-359.49	-46.93 %
S&P 500 Index*	$800.03	($668.33)	-45.52 %

Fund effective date April 1, 2003

* Return does not include reinvestment of dividends.

The Pinnacle Value Fund
A Series of Bertolet Capital Trust
1414 Sixth Ave. 900
New York, NY 10019
Shareholder Services (877) 369-3705 x 115 Toll Free
(440) 922-0066

Investing in the Pinnacle Value Fund

To download and view the Prospectus and Application, you must have previously installed a version of Adobe Acrobat Reader. Click below if you wish to download the The most current version of Acrobat Reader (free download).

Get Acrobat Reader

CLICK ON REQUIRED FORM

PROSPECTUS	GENERAL APPLICATION
ANNUAL REPORT	IRA APPLICATION
SEMI ANNUAL REPORT	IRA TRANSFER /ROLLOVER
	IRA DISCLOSURE STATEMENT

MINIMUM INVESTMENTS

Regular accounts:	$2,500 initial, $100 subsequent
IRAs:	$1,500 initial, $100 subsequent

TO OPEN ACCOUNT

- Read Terms & Conditions Disclaimer.
- Print and read entire Prospectus and Application.
- Investors choosing to purchase Fund shares through broker or financial intermediary may be charged an additional fee.
- Investors purchasing Fund shares directly pay no sales charge but are subject to a 1% redemption fee on shares redeemed within one year of purchase.
- Mail completed application with check payable to Pinnacle Value Fund for investment amount (see minimums) to:

Pinnacle Value Fund
C/o Mutual Shareholder Services
8000 Town Centre Drive - Suite 400

Broadview Heights, OH 44147

The Pinnacle Value Fund
A Series of Bertolet Capital Trust
1414 Sixth Ave. 900
New York, NY 10019
Shareholder Services (877) 369-3705 x 115 Toll Free
(440) 922-0066

Frequently asked questions about the Pinnacle Value Fund

1. How are dividends, interest &capital gains distributed?

The Fund distributes net investment income and net gains annually, usually in December. You may either reinvest these distributions or have them mailed to you.

2. How often will statements be mailed?

Statements will be mailed quarterly, after each transaction or after any change in account registration. Tax information is mailed by Jan. 31 of the following year.

3. Where can I find the Fund's NAV?

Until the Fund reaches 1000 shareholders or $25 million in assets, the daily NAV will not appear in the newspapers. You may obtain the NAV by calling 877-369-3705 toll free after 4PM EST or by visiting the following website www.pinnaclevaluefund.com.

4. Can investors residing in foreign countries invest in the Fund?

Yes, if they have a valid Social Security or taxpayer ID number of if they complete a W8 form available from Shareholder Services.

5. How much should I invest in the Fund?

That depends on your financial situation. Most financial advisers recommend that 15-25% of your portfolio be invested in small and micro-cap securities.

6. Who may I speak with if I have additional questions?

Shareholder Services at 877-369-3705 toll free.

The Pinnacle Value Fund
A Series of Bertolet Capital Trust
1414 Sixth Ave. 900
New York, NY 10019
Shareholder Services (877) 369-3705 x 115 Toll Free
(440) 922-0066

Terms and conditions of the Pinnacle Value Fund

NOT AN OFFER TO SELL OR A SOLICITATION TO BUY:

The Information contained here is provided for informational purposes only and is not an offer to sell or a solicitation to buy. The Fund may not be sold in any jurisdiction in which such offer or solicitation, purchase or sale would be unlawful under the securities laws of that jurisdiction. Those who choose to access this Site do so on their own initiative and are responsible for compliance with the laws of that jurisdiction.

MUTUAL FUND INFORMATION

The Fund is offered by Prospectus only and is only for sale in those states where it is licensed or registered. Please read the Prospectus carefully to verify that it is appropriate for your goals and risk tolerance before investing.

Any performance data quoted here represents past performance only. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Past performance is not indicative of future performance.

LILITATION OF LIABILITY

Bertolet Capital LLC uses reasonable efforts to include accurate and up to date information on this Site but errors and omissions may occur. Bertolet Capital LLC makes no warranties or representations as to the accuracy of this Site. Under no circumstances, including, but not limited to, negligence, shall Bertolet Capital LLC or any party involved in creating, producing or delivering this Site be liable for any direct, indirect, incidental, consequential or punitive damages that result from the use of or inability to use the materials on this Site.

Bertolet Capital LLC also assumes no responsibility and shall not be liable for any damages to or viruses that might infect your computer equipment or other property on account of your access to, use of, or browsing in the Site or your downloading of any materials, data, text,

images, video or audio from this Site.

RESTRICTIONS ON USE OF MATERIALS



Israel M. Bertolet
Sept. 1842- Dec. 1935